Financial liabilities	12 Months Ended
Dec. 31, 2023
Text block1 [abstract]
Financial liabilities

Note 13. Financial liabilities

13.1 Detail of financial liabilities

	As of December 31, 2022	As of December 31, 2023

	$ in thousands
Conditional advances	-	1,448
Lease debts	49,358	42,948
State Guaranteed loan « PGE »	13,569	8,950
EIB loan	-	18,046
EIB warrants	-	7,797
Other non-current financial liabilities	6,962	12,884
Total non-current financial liabilities and non-current lease debts	69,889	92,073
Lease debts	7,872	8,502
State Guaranteed loan « PGE »	4,972	5,162
Other current financial liabilities	116	126
Total current financial liabilities and current lease debts	12,960	13,790
Trade payables	21,456	19,069
Other current liabilities	13,179	10,219
Total Financial liabilities	117,484	135,151

Other non-current financial liabilities

As of December 31, 2023 the other non-current financial liabilities are composed of a $1.1 million loan to finance leasehold improvements in our premises in New York, a Research Tax Credit financing from BPI received in June 2022 of €5.5 million representing a non-current financial liability of $6.1 million and a new Research Tax Credit financing from BPI received in August 2023 of €5.3 million, representing a non-current financial liability of $5.9 million. As of December 31, 2022, the other non-current financial liabilities were of the same nature and amount, with the exception of the August 2023 Research Tax Credit financing.

State Guaranteed loan

State Guaranteed Loan (“Prêt Garanti par l’Etat”, or “PGE”) corresponds to Cellectis’ obtention of an €18.5 million (or $20.4 million using exchange rate as of December 31, 2023) loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and Bpifrance. Initiated by the French Government to support companies during the COVID-19 crisis, the PGE is a bank loan with a fixed interest rate ranging from 0.31% to 3.35%. After an initial interest-only term of two years, the loan is amortized over up to four years at the option of the Company. The French government guarantees 90% of the borrowed amount. As of December 31, 2023, the current liability related to the PGE amounted to $5.2 million and the non-current liability amounts to $9.0 million.

Conditional advances

On March 8, 2023, we signed a grant and refundable advance agreement with BPI to partially support one of our R&D programs which corresponds to UCART 20x22 and related CMC activities. Pursuant to this agreement, we received $0.9 million as a first installment of the refundable advance on June 19, 2023 and $1.9 million as a second installment on October 6, 2023.

Repayment of this advance is due over a period of 3 years starting on March 31, 2028. The amount to be repaid is equal to the principal adjusted upwards by a discounting effect at an annual rate of 3.04%, in accordance with the European Commission’s principle for State aid. The amount of this discounting adjustment is expected to be $0.6 million and the total amount to be repaid $3.4 million.

The refundable advance from BPI is accounted for a government loan as defined by IAS 20. Because this loan bears a lower-than-market interest rate, we measure for each installment the fair value of the loan using a market interest rate and recognize the difference from the cash received as a grant. Based on a market rate of 16.1% for the first installment and 15.2% for the second installment, determined using the credit spread observed for loans contracted by Cellectis over a comparable term, we measured the fair value of the loan at $1.4 million. The difference between this $1.4 million fair value and the $2.8 million received in cash is recognized as a grant for $1.4 million. The loan is subsequently measured at amortized cost.

European Investment Bank (“EIB”) loan

On December 28, 2022, we entered into a finance contract (the “Finance Contract”) with the EIB for up to €40.0 million in loans to support our research and development activities to advance our pipeline of gene-edited allogeneic cell therapy candidate products for oncology indications (the “R&D Activities”). The Finance Contract provides for funding in three tranches, as follows: (i) an initial tranche of €20.0 million (“Tranche A”); (ii) a second tranche of €15.0 million (“Tranche B”); and (iii) a third tranche of €5.0 million (“Tranche C,” and each of Tranche A, Tranche B, and Tranche C, a “Tranche”), each issuable only in full. Each of our material subsidiaries guarantees our obligations under the Finance Contract. On March 30, 2023, the Company and EIB entered into a Subscription Agreement for Warrants to be Issued by Cellectis S.A. (the “Warrant Agreement”), as required by the Finance Contract.

On March 28, 2023, the Company issued 2,779,188 Tranche A Warrants to EIB, in accordance with the terms of the 11th resolution of the shareholders’ meeting held on June 28, 2022 and articles L. 228-91 and seq. of the French Commercial Code, representing 5.0% of the Company’s outstanding share capital as at their issuance date. The exercise price of the Tranche A Warrants is equal to €1.92, corresponding to 99% of the volume-weighted average price per share of the Company’s ordinary shares over the last 3 trading days preceding their issuance. Tranche A will mature six years from its disbursement date. Interest on Tranche A shall be paid in kind, shall be capitalized annually by increasing the principal amount of Tranche A, and shall accrue at a rate equal to 8% per annum. The EIB proceeded to the payment of the €20 million on April 17, 2023.

On April 4, 2023, Cellectis announced the drawdown of the €20 million Tranche A. The disbursement of Tranche A was subject to, among other conditions, (i) the issuance of a specified number of warrants to the benefit of EIB (the “Tranche A Warrants”) and (ii) the completion of certain clinical development milestone by a Cellectis’ licensee, and, as of April 4, 2023, each of (i) and (ii) had been satisfied.

Each EIB Warrant will entitle EIB to one ordinary share of the Company in exchange for the exercise price (subject to applicable adjustments and anti-dilution provisions). The EIB Warrants have an exercise price per share equal to 99% of the weighted average price per share of the Company over the last three trading days prior to their issuance. The EIB Warrants with respect to Tranche B and Tranche C are only issuable if the Company elects to drawdown such tranches.

The EIB Warrants expire on the twentieth anniversary of their issuance date, at which time such unexercised EIB Warrants will be automatically deemed null and void. Any outstanding EIB Warrant will become exercisable following the earliest to occur of (i) a change of control event, (ii) the maturity date of Tranche A, (iii) a public take-over bid approved by the Company’s board of directors, (iv) a sale of all or substantially all of certain assets of Cellectis and its subsidiaries, (v) a debt repayment event (i.e. any mandatory repayment pursuant to the Finance Contract or any voluntary payment more than 75% of any Tranche) in respect of one or more Tranches, , or (vi) the receipt of a written demand for repayment from EIB in connection with an event of default under the Finance Agreement (each an “Exercise Event”).

Following any Exercise Event and until expiration of the applicable EIB Warrants, EIB may exercise a put option by which EIB may require the Company to repurchase all or part of the then-exercisable but not yet exercised EIB Warrants. The exercise of such put option would be at the fair market value of the EIB Warrants, subject to a cap equal to the aggregate principal amount disbursed by EIB pursuant to the Finance Contract at the time of the put option, reduced by certain repaid amounts, at the time of exercise of the put option.

Furthermore, in the case of any public take-over bid from a third party or a sale of all outstanding shares of the Company to any person or group of persons acting in concert, the Company shall, subject to certain conditions including the sale by certain shareholders of all of their shares and other securities, be entitled to repurchase all, but not less than all, of the EIB Warrants, at a price equal to the greater of (a) 0.3 times the amount disbursed by the EIB under the Finance Contract divided by the aggregate number of EIB Warrants issued (reduced by the number of exercised EIB Warrants), and (b) the fair market value of the EIB Warrants.

The Company has a right of first refusal to repurchase the EIB Warrants that are offered for sale to a third party under the same terms and conditions of such third party’s offer, provided that such right of first refusal does not apply if the contemplated sale occurs within the scope of a public take-over bid by a third party.

The Finance Contract and the Warrant Agreement are separate contracts as their maturities differ and as the warrants are transferable (subject to certain conditions). Therefore, the warrants are accounted for separately from the loan.

The €20.0 million Tranche A loan is classified as a financial liability measured at amortized cost. At initial recognition, i.e. on April 17, 2023, the fair value of this loan included $0.3 million of transaction costs disbursed in cash and the $5.2 million fair value of the warrants (see below Derivative Instruments) as the warrants were analyzed as being as part of the consideration given to EIB for the purpose of obtaining the loan. The initial fair value of the loan is $16.2 million. The loan is subsequently measured at amortized cost, the effective interest rate of the loan being 13.4%.

Derivative Instruments – EIB Warrants

The Tranche A Warrants issued in favor of the EIB in relation to the Tranche A disbursement in the form of 2,779,188 Bons de Souscription d’Actions (“BSA”) are derivative instruments.

Because of the terms and conditions of the EIB’s put option, we consider that the put option and the Tranche A Warrants are to be treated as a single compound derivative.

Because of the terms and conditions of the Company’s call option, we consider it highly unlikely that the Company will exercise the call option. Accordingly, the call option has been valued at zero as of December 31, 2023.

The “fixed for fixed” rule of IAS 32, which states that derivatives shall be classified as equity if they can only be settled by the delivery of a fixed number of shares in exchange for a fixed amount of cash or another financial asset, is not met because under specific circumstances Cellectis may be required to repurchase the warrants at their fair market value (subject to a cap).

As they are not equity instruments, the Tranche A Warrants and attached put option are to be classified as a financial liability and will be measured at fair value through profit and loss.

The fair value of the Tranche A Warrants and put option has been estimated using a Longstaff Schwartz approach. Considering its unobservable parameters, this financial instrument is considered as a level 3 derivative.

This approach is most appropriate to estimate the value of American options (which may be exercised any time from an exercise event until maturity) with complex exercise terms (EIB can exercise the Tranche A warrants on the basis of Cellectis’ spot share price or exercise the put option on the basis of the average price of the shares over 90 days).

The Longstaff Schwartz approach is also based on the value of the underlying share price at the valuation date, the observed volatility of the company’s historical share price and the contractual life of the instruments.

The assumptions and results of the warrants valuation are detailed in the following tables:

Warrants Tranche A
Grant date *	4/17/2023
Expiration date	4/17/2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option)	1.92
Valuation method	Longstaff Schwartz

* The grant date retained is the collection date of the Tranche A as this is the issuance date defined in the contract.

	Warrants Tranche A
	As of April 17, 2023	As of December 31, 2023
Number of warrants granted	2,779,188	2,779,188
Share price (in euros)	1.87	2.76
Average life of options (in years)	20	19.55
Expected volatility	81.3%	67.6%
Put option cap (in € thousands)	7.196	8.256
Discount rate	2.85%	2.5%
Expected dividends	0%	0%
Fair value per options (in euros per share)	1.73	2.54
Fair value in $ thousands	5,280	7,797

The change in fair value of Tranche A warrants of $2.5 million between initial recognition and December 31, 2023 was recognized in financial income.

We conducted sensitivity analysis on the expected volatility of 5% as a standard practice. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of April 17, 2023	Fair value in $ thousands
Expected volatility -5%	5,261
Expected volatility	5,280
Expected volatility +5%	5,286

As of December 31, 2023	Fair value in $ thousands
Expected volatility -5%	7,690
Expected volatility	7,797
Expected volatility +5%	7,871

13.2 Due dates of the financial liabilities

Balance as of December 31, 2023	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	51,450	8,502	28,369	14,579
Financial liabilities	54,413	5,289	21,862	27,263
Financial liabilities	105,863	13,790	50,230	41,842
Trade payables	19,069	19,069	-	-
Other current liabilities	10,219	10,219	-	-
Total financial liabilities	135,151	43,078	50,230	41,842

Balance as of December 31, 2022	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	57,230	7,872	26,412	22,946
Financial liabilities	25,619	5,088	19,947	584
Financial liabilities	82,849	12,960	46,359	23,530
Trade payables	21,456	21,456	-	-
Other current liabilities	13,179	13,179	-	-
Total financial liabilities	117,484	47,595	-	-